The of Consist Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Valuation allowance, Current	$ (689)	[1]	$ 0	[1]
Valuation allowance, Non-current	(3,185)	[1]	(3,874)	[1]
Deferred tax assets, Current	1,300		1,273
Deferred tax assets, Non-current	5,873		3,114
Deferred tax liabilities, Current	(648)		(887)
Deferred tax liabilities, Non-current	(9,735)		(10,259)
Deferred tax assets (liabilities), Current	652		386
Deferred tax assets (liabilities), Noncurrent	(3,862)		(7,145)
Federal [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	1,390		726
Deferred tax assets, Non-current	8,256		6,777
Deferred tax liabilities, Current	(469)		(658)
Deferred tax liabilities, Non-current	(7,311)		(7,694)
State [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	563		511
Deferred tax assets, Non-current	786		200
Deferred tax liabilities, Current	(122)		(171)
Deferred tax liabilities, Non-current	(1,886)		(1,986)
Foreign [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	36		36
Deferred tax assets, Non-current	16		11
Deferred tax liabilities, Current	(57)		(58)
Deferred tax liabilities, Non-current	$ (538)		$ (579)

[1]	During 2011, we reduced the valuation allowance from $4.1 million to $3.9 million due to the expected use of foreign tax credits in the near term.